Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Bank Borrowings [Abstract]
Borrowings – current	$ 2,002,648	$ 2,363,303
Borrowings – non current	43,725	427,421
Total borrowings	$ 2,046,373	$ 2,790,724